SIGNIFICANT ACCOUNTING POLICIES - Leases - Liabilities (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Leases
Total lease liabilities	¥ 73,608
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Total lease liabilities
Short-term portion	¥ 45,764
Operating Lease, Liability, Current, Statement of Financial Position	us-gaap:OperatingLeaseLiabilityCurrent
Long-term portion	¥ 27,844
Operating Lease, Liability, Noncurrent, Statement of Financial Position	us-gaap:OperatingLeaseLiabilityNoncurrent